Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued bonus	$ 188	$ 25	$ 145
Accrued payroll	396	26	193
Accrued PTO	21	21	188
Accrued legal settlement	1,150	0
Accrued offering costs		0	1,490
Accrued licenses		0	2,250
Accrued royalties	221	208	195
Accrued professional fees	339	235	0
Customer deposits	286	46	517
Other accrued expenses and current liabilities	573	345	326
Total accrued expenses and other current liabilities	$ 3,174	$ 906	$ 5,304